Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income before Income Taxes and Noncontrolling Interests

The domestic and foreign components of our income before income taxes and noncontrolling interests are as follows:

	Year Ended December 31,
	2017	2016	2015
	(Millions)
U.S. income (loss) before income taxes	$(25)	$63	$198
Foreign income before income taxes	369	361	243

Income before income taxes and noncontrolling interests	$344	$424	$441

Comparative Analysis of Components of Income Tax Expense

Following is a comparative analysis of the components of income tax expense (benefit):

	Year Ended December 31,
	2017	2016	2015
	(Millions)
Current—
U.S. federal	$(24)	$(9)	$64
State and local	1	4	5
Foreign	101	85	83

	78	80	152

Deferred—
U.S. federal	13	(91)	(1)
State and local	(3)	(1)	1
Foreign	(18)	12	(6)

	(8)	(80)	(6)

Income tax expense	$70	$—	$146

Reconciliation of Income Taxes Computed at Statutory U.S. Federal Income Tax Rate to Income Tax Expense

Following is a reconciliation of income taxes computed at the statutory U.S. federal income tax rate (35 percent for all years presented) to the income tax expense reflected in the statements of income:

	Year Ended December 31,
	2017	2016	2015
	(Millions)
Income tax expense computed at the statutory U.S. federal income tax rate	$120	$148	$154
Increases (reductions) in income tax expense resulting from:
Foreign income taxed at different rates	(48)	(42)	(14)
Transition Tax under Tax Cuts and Jobs Act (“TCJA”)	43	—	—
Re-measurement of Worldwide Deferred Taxes	48	—	(4)
State and local taxes on income, net of U.S. federal income tax benefit	(2)	3	11
Changes in valuation allowance for tax loss carryforwards and credits	(1)	18	13
Foreign tax holidays	—	—	(7)
Investment and R&D tax credits	(6)	(6)	(26)
Foreign earnings subject to U.S. federal income tax	(74)	(101)	12
Adjustment of prior years taxes	—	—	2
Tax contingencies	(1)	(7)	4
Other	(9)	(13)	1

Income tax expense	$70	$—	$146

Components of Our Net Deferred Tax Assets

The components of our net deferred tax assets were as follows:

	Year Ended December 31,
	2017	2016
	(Millions)
Deferred tax assets—
Tax loss carryforwards:
State	$19	$13
Foreign	114	92
Tax credits	118	83
Postretirement benefits other than pensions	37	55
Pensions	24	48
Bad debts	3	3
Sales allowances	4	7
Payroll accruals	18	39
Other accruals	64	50
Valuation allowance	(163)	(145)

Total deferred tax assets	238	245

Deferred tax liabilities—
Tax over book depreciation	45	53

Total deferred tax liabilities	45	53

Net deferred tax assets	$193	$192

Reconciliation of Deferred Taxes to Deferred Taxes Shown In Balance Sheet

Following is a reconciliation of deferred taxes to the deferred taxes shown in the balance sheet:

	Year Ended December 31,
	2017	2016
	(Millions)
Balance Sheet:
Non-current portion—deferred tax asset	$204	$199
Non-current portion—deferred tax liability	(11)	(7)

Net deferred tax assets	$193	$192

Reconciliation of our Uncertain Tax Positions

A reconciliation of our uncertain tax positions is as follows:

	2017	2016	2015
	(Millions)
Uncertain tax positions—
Balance January 1	$111	$123	$114
Gross increases in tax positions in current period	6	6	7
Gross increases in tax positions in prior period	2	2	14
Gross decreases in tax positions in prior period	(2)	(5)	(4)
Gross decreases—settlements	—	—	(1)
Gross decreases—statute of limitations expired	(5)	(15)	(7)

Balance December 31	$112	$111	$123

Tax Years Open to Examination in Primary Jurisdictions

We are subject to taxation in the U.S. and various state and foreign jurisdictions. As of December 31, 2017, our tax years open to examination in primary jurisdictions are as follows:

Open To Tax Year
United States	2006
China	2007
Spain	2004
Canada	2014
Brazil	2012
Mexico	2012
Belgium	2015
Germany	2013
United Kingdom	2015